Shareholder Fees {- Fidelity Investment Grade Securitized ETF}	Dec. 30, 2021 USD ($)
10.31 Fidelity Investment Grade Bond & Securitized ETFs Combo PRO-02 | Fidelity Investment Grade Securitized ETF
Shareholder Fees:
(fees paid directly from your investment)	none